Note 7 - Notes Payable (Details Textual) - USD ($)	Mar. 08, 2024	Feb. 01, 2023	Jun. 15, 2022	Dec. 31, 2023	Dec. 31, 2022
Sucampo Note [Member]
Long-Term Debt, Total			$ 6,200,000	$ 5,400,000	$ 6,400,000
Debt Instrument, Interest Rate, Stated Percentage			5.00%
Repayments of Long-Term Debt, Total		$ 1,000,000
Interest Payable		$ 295,000		$ 238,000	243,000
Debt Instrument, Periodic Payment			$ 1,000,000
Sucampo Note [Member] | Subsequent Event [Member]
Repayments of Long-Term Debt, Total	$ 1,000,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	$ 259,000
Tillotts Note [Member]
Long-Term Debt, Total					700,000
Debt Instrument, Face Amount					$ 650,000